Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, (loss) gain	$ 435	$ (9)